January 31, 2023

VIA EDGAR TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Touchstone Funds Group Trust (the "Trust")
File Nos: 033-70958 and 811-08104

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information, each dated January 27, 2023, do not differ from those contained in Post-Effective Amendment No. 132 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on January 26, 2023 (SEC Accession No. 0001683863- 23-000340) and became effective on January 27, 2023.

Any comments on this filing should be directed to me at (513) 629-1648.

Sincerely,

/s/ Benjamin V. Mollozzi

Benjamin V. Mollozzi

Counsel